Accrued Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Payroll and benefits	$ 50.4	$ 108.5
Trade promotion liabilities	37.9	45.7
Operating lease liabilities	32.0	0.0
Interest	20.0	19.1
Taxes	14.5	9.7
Health insurance, workers’ compensation, and other insurance costs	23.9	29.1
Derivative contracts	57.2	20.8
Other accrued liabilities	37.3	19.6
Total	$ 273.2	$ 252.5